Share-based Compensation - Schedule of Share-based Compensation Stock RSU Award Activities (Detail) - Restricted share units [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs - Beginning balance	536	371
Number of RSUs - Granted	651	393	411
Number of RSUs - Vested	(281)	(122)	(1)
Number of RSUs - Forfeited	(50)	(106)	(39)
Number of RSUs - Ending balance	856	536	371
Weighted average grant date fair value - Beginning balance	$ 4.72	$ 5.96
Weighted average grant date fair value - Granted	9.2	4.14	$ 5.96
Weighted average grant date fair value - Vested	5.71	5.96	4.06
Weighted average grant date fair value - Forfeited	5.59	5.49	5.97
Weighted average grant date fair value - Ending balance	$ 7.75	$ 4.72	$ 5.96